STOCKHOLDERS EQUITY (DEFICIT) - Estimate of the Fair Value of the Warrants and Assumptions (Details)	Dec. 31, 2022	May 17, 2022
Volatility
Class of Stock [Line Items]
Warrants outstanding, measurement input	1.333	1.308
Volatility | Warrants-IPO
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.850
Expected term in years
Class of Stock [Line Items]
Warrants outstanding, measurement input	2.5	2.5
Expected term in years | Warrants-IPO
Class of Stock [Line Items]
Warrants outstanding, measurement input	2.5
Dividend rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.000	0.000
Dividend rate | Warrants-IPO
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.000
Risk-free interest rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.04240	0.02665
Risk-free interest rate | Warrants-IPO
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.00155